Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2022	Feb. 23, 2022	Feb. 22, 2022	Jan. 20, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 1,158	$ 857		$ 903
Non-current assets	3,060	1,944		2,076
Current liabilities	(389)	(404)		(350)
Non-current liabilities	(846)	(695)		(1,130)
Investments in associated companies	90	84		$ 64		$ 152
Lease liabilities	$ 4	$ 9
Sonadrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)	50.00%	50.00%			50.00%		50.00%
Book value of Seadrill investment	$ 72	$ 33
Basis difference net of amortization	8	16
Investments in associated companies	$ 80	$ 49
Lease liabilities			$ 21
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Ownership interest ( in percent)	50.00%	50.00%			50.00%		50.00%
Book value of Seadrill investment	$ 10	$ 4
Investments in associated companies	10	4
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets	169	105
Non-current assets	0	1
Current liabilities	(25)	(40)
Non-current liabilities	0	(1)
Net assets	144	65
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Current assets	118	110
Non-current assets	114	80
Current liabilities	(78)	(129)
Non-current liabilities	(134)	(54)
Net assets	$ 20	$ 7